Shareholder Report, Average Annual Return (Details) 197260_Pzena International Value Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	56 Months Ended
	Feb. 28, 2026	Feb. 28, 2026
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	41.59%	12.48%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	34.63%	9.61%
MSCI EAFE VALUE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE VALUE Net (USD)
Average Annual Return, Percent	46.09%	14.35%